Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pensions
Fund assets at fair value	£ 57,249	£ 51,925	£ 48,752	£ 49,746	£ 49,229
Present value of fund liabilities	48,864	44,115	39,607	42,378	43,990
Funded status	8,385	7,810	9,145	£ 7,368	£ 5,239
Net assets of schemes in surplus	723	614
Net liabilities of schemes in deficit	(121)	(119)
Retirement benefit liability	602	495	355
Asset ceiling/minimum funding
Pensions
Retirement benefit liability	£ (7,783)	£ (7,315)	£ (8,790)